RELATED-PARTY TRANSACTIONS (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	May 02, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Related party transaction, amounts		$ 0	$ 15,200	$ 15,200
Related party transaction, amount				$ 89,491
Monster Creative LLC [Member] | Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Interest rate					5.00%	5.00%	5.00%	5.00%
Chief Executive Officer [Member] | Subsequent Event [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Related party transaction, amounts	$ 406,040